Other Liabilities (Tables)	12 Months Ended
Mar. 31, 2022
Other Liabilities Disclosure [Abstract]
Schedule of Other Current Liabilities
a.
Other current liabilities:

	March 31,
	2022	2021
Settlements and loss contingencies (1)	$202,036	$457,674
Returns reserve	56,033	52,236
Accrued expenses	25,181	20,557
Employees and payroll accruals	23,863	20,179
Accrued income taxes	19,695	18,114
Medicaid and indirect rebates	19,347	16,796
Deferred revenue	5,788	7,583
Marketable securities	3,869	10,266
Lease liability	2,204	1,689
Royalties	1,819	2,911
Suppliers of property, plant and equipment	1,452	2,951
Due to customers	1,372	1,764
Legal and audit fees	1,045	1,197
Derivative instruments	281	299
Other	(99)	919
	$363,886	$615,135

(1)
See Note 13.

Schedule of Other Long-Term Liabilities
b.
Other long-term liabilities:

	March 31,
	2022	2021
Deferred credits	$22,643	$29,227
Long-term incentive plan	3,786	—
Accrued severance pay	1,319	1,315
Deferred revenue	919	1,095
Other	4,132	1,571
	$32,799	$33,208